THE MASTERS' SELECT FUNDS

                                                                October 29, 2003
================================================================================

                        SUPPLEMENT DATED OCTOBER 29, 2003
                        TO PROSPECTUS DATED MAY 23, 2003

FOR THE  SHAREHOLDERS  OF THE MASTERS'  SELECT EQUITY FUND, THE MASTERS'  SELECT
--------------------------------------------------------------------------------
INTERNATIONAL FUND AND THE MASTERS' SELECT SMALLER COMPANIES FUND ONLY:
-----------------------------------------------------------------------

MASTERS' SELECT INTERNATIONAL FUND
----------------------------------

Effective September 22, 2003, Bill Fries of Thornburg Investment Management Inc. was added as a portfolio manager to the Masters' Select International Fund.

The following information replaces the third bullet point under the Principal Strategies heading on page 7 of the Prospectus (the change is emphasized in boldface type):

     o deliver a portfolio that is prudently diversified in terms of stocks (TYPICALLY 50 TO 75) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks

The following information replaces the table on page 11 of the Prospectus:

                                  -Continued-

                                                                         MARKET CAPITALIZATION
                        TARGET ASSET        INVESTMENT EXPERIENCE/       OF COMPANIES IN
INVESTMENT MANAGER      ALLOCATION          RELEVANT FUND EXPERIENCE     PORTFOLIO                STOCK-PICKING STYLE
-----------------------------------------------------------------------------------------------------------------------

BILL FRIES                     20%          Over 30 years/ Thornburg     All sizes                Eclectic,
                                            Value Fund since 1995; and                            may invest in
                                            Thornburg International                               traditional value
                                            Value Fund since 1998                                 stocks or growth
                                                                                                  stocks

-----------------------------------------------------------------------------------------------------------------------

DAVID HERRO                    20%          Over 15 years/ Oakmark       All sizes, but mostly    Value
                                            International Fund since     large and mid-sized
                                            1992; and Oakmark            companies
                                            International Small Cap
                                            Fund since 1995

-----------------------------------------------------------------------------------------------------------------------

DAN JAWORSKI                   20%          15 years/ Harbor Global      Mostly large companies   Eclectic,
                                            Equity Fund since 2001;                               may invest in
                                            Marshall International                                traditional value
                                            Stock Fund since 1999;                                stocks or growth
                                            STI Classic International                             stocks
                                            Equity Fund (1995 to
                                            1997);  and Princor World
                                            Fund (1988 to 1993)

-----------------------------------------------------------------------------------------------------------------------

TED TYSON                      20%          Over 20 years/ Harbor        All sizes                High earnings
                                            International Growth Fund                             growth
                                            since 2001, American
                                            Century International Fund
                                            (1991 to 1997)

-----------------------------------------------------------------------------------------------------------------------

MARK YOCKEY                    20%          Over 20 years/ Artisan       All sizes, but mostly    Growth at a
                                            International Fund since     large companies          reasonable price
                                            1996 and United
                                            International Growth Fund
                                            (1990 to 1996)

-----------------------------------------------------------------------------------------------------------------------

The final paragraph in the section "Masters' Select International Fund in Detail on page 35 is deleted and replaced with the following (the change is emphasized in boldface type):

The investment managers manage their individual portfolio segments by building a focused portfolio representing their highest-confidence stocks. Each investment manager's portfolio segments include a minimum of 8 and a maximum of 15 securities. Though the overall Fund may hold more or fewer securities at any point in time, it is generally expected that the Fund will hold between 50 AND 75 securities.

The following information is added to the section "Masters' Select International Fund Portfolio Managers" starting on page 35 of the Prospectus:

BILL FRIES, CFA
Thornburg Investment Management Inc.
119 East Marcy Street
Santa Fe, NM 87501

Bill Fries is the lead manager for the segment of the fund's assets managed by Thornburg Investment Management. Fries joined Thornburg in 1995 as a Managing Director and Portfolio Manager. At Thornburg he has managed the Thornburg International Value Fund since May of 1998 and the Thornburg Value Fund since October of 1995. Fries has managed a portion of Masters' Select International since September 2003. In total, as of June 30, 2003 Thornburg managed over $6.4 billion, including approximately $195 million invested in the stock of foreign companies.

Fries has been in the investment management business since the early 1970s. Prior to joining Thornburg he was vice president of equities at USAA Investment Management Company, where he created the investment strategy for the USAA Income Stock Fund and was its original portfolio manager. Fries also began managing the USAA Aggressive Growth Fund in early 1994 and he was in charge of the Basic Value Sector of the USAA Cornerstone Fund from 1984 to 1988. Also at USAA, he served as investment advisor to the company's employee benefit plans and managed its insurance company equity portfolios from 1984 to 1988. Fries began his investment career as a securities analyst and bank investment officer. He received his designation as a Chartered Financial Analyst in 1974. Fries also served in the U.S. Marine Corps as a Communications Officer from 1961 to 1964.

Approximately 20% of the Fund's assets are managed by Fries. He believes that a bottom-up approach to investing in undervalued securities will generate above-average returns with below market risk. His idea of value centers on his assessment of the intrinsic worth of an investment. The goal is to uncover promising companies with sound business fundamentals at a time when their intrinsic value is not fully recognized by the marketplace.

Thornburg's initial search for investment ideas relies on quantitative screens. Starting with the international equity universe, Thornburg screens their databases for companies that appear attractive across a number of value parameters. Thornburg looks for securities that have low price-to-earnings, low price-to-cash flow and low price-to-book ratios. Companies ranging from small-cap to large-cap are considered. Additionally, a number of proprietary screens are employed in order to develop a comprehensive view of a company's financial prospects. Thornburg scrutinizes the universe for companies that are strong and stable yet value-priced. This battery of screens generates a list of approximately 125 stocks that merit further consideration.

Thornburg will not purchase a security simply because it is priced cheaply relative to the market. The investment team spends the majority of its time on internal, bottom-up research, in its effort to understand the fundamental value of each stock that has been identified as promising. These efforts include thorough financial statement analysis, discussions with senior management of the companies, as well as coordinated research of the company's competitors, suppliers and clientele. Fries seeks to uncover companies with promising prospects that are not yet reflected in the price of the stock. Many of the investments made will be contrary to the popular consensus despite industry leadership positions and positive outlooks for earnings per share growth. Ultimately, Fries and his team of analysts attempt to estimate the business value of each company as a going concern. They determine not only an intrinsic value for each stock, but also seek to identify where potential weaknesses may lie, in an attempt to minimize downside risk.

Each of the researched stocks is categorized into one of three pockets of value:

     o BASIC VALUE - Stocks of financially sound companies with well established businesses that are selling at low valuations relative to the company's net assets or potential earning power

     o CONSISTENT EARNERS - Companies with steady earnings and dividend growth that are selling at attractive values and are priced below historical norms

     o EMERGING FRANCHISES - Value-priced companies in the process of establishing a leading position in a product, service or market that is expected to grow at an above average rate

The dynamics of the companies that fall into each of these categories differ and, therefore, merit specific consideration within the context of that category. For example, Basic Value companies are generally more cyclically oriented than Emerging Franchises and require more thorough analysis of the companies' product cycles and the historical and prospective impact of the economy on those products. Within the context of each value category, Thornburg's analysts evaluate and rank the most attractive prospects. Generally, Fries' segment of the Fund's portfolio is expected to include stocks from each category, with Basic Value stocks comprising a larger portion of the portfolio than either of the other two categories. Because of the diversification across these categories, Fries' portfolio will typically be eclectic and not easily categorized as "growth" or "value," "small-cap" or "large-cap."

MASTERS' SELECT SMALLER COMPANIES FUND
--------------------------------------

Effective October 27, 2003, David Anthony of Ranger Investment Management, L.P. was added as a portfolio manager to the Masters' Select Smaller Companies Fund.

The following information replaces the third bullet point under the Principal Strategies heading on page 18 of the Prospectus (the change is emphasized in boldface type):

     o deliver a portfolio that is prudently diversified in terms of stocks (TYPICALLY 50 TO 75) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks

The following information replaces the table on page 21 of the Prospectus:

                                                                         MARKET CAPITALIZATION
                        TARGET ASSET        INVESTMENT EXPERIENCE/       OF COMPANIES IN
INVESTMENT MANAGER      ALLOCATION          RELEVANT FUND EXPERIENCE     PORTFOLIO                STOCK-PICKING STYLE
-----------------------------------------------------------------------------------------------------------------------

DAVID ANTHONY                  20%          Over 25 years/Brazos Funds   Small and mid-sized      Growth
                                            (1990 to 2002)               companies

-----------------------------------------------------------------------------------------------------------------------

BILL D'ALONZO                  20%          Over 20 years/               Small and mid-sized      High earnings
AND TEAM                                    Brandywine                   companies                growth
                                            Fund since 1990

-----------------------------------------------------------------------------------------------------------------------

JOHN ROGERS, JR.               20%          Over 20 years/               Small and mid-sized      Value
                                            Ariel Fund since 1986        companies

-----------------------------------------------------------------------------------------------------------------------

ROBERT RODRIGUEZ               20%          Over 20 years/               Small and mid-sized      Value
                                            FPA Capital Fund since 1983  companies

-----------------------------------------------------------------------------------------------------------------------

DICK WEISS                     20%          Over 25 years/ Strong        Small and mid-sized      Growth at a
                                            Common Stock Fund since      companies                reasonable price
                                            1991

-----------------------------------------------------------------------------------------------------------------------

The first paragraph in the section "The Masters' Select Smaller Companies Fund in Detail" on page 46 is deleted and replaced with the following (the change is emphasized in boldface type):

The Advisor's strategy is to allocate the portfolio's assets among investment managers whom, based on the Advisor's research, are judged to be among the best in their respective style groups. The investment managers manage their individual portfolio segments by building a focused portfolio representing their highest-confidence stocks. Each investment manager's portfolio segment includes a minimum of eight and a maximum of 15 securities. Though the overall Fund may hold more or fewer securities at any point in time, it is generally expected that the Fund will hold between 50 AND 75 securities.

The following information is added to the section "Masters' Select Smaller Companies Fund Portfolio Managers" starting on page 46 of the Prospectus:

DAVID ANTHONY
Ranger Investment Management, L.P.
300 Crescent Court
Dallas, TX 75201

David Anthony is the portfolio manager responsible for managing the segment of the Fund's assets managed by Ranger Investment Management, L.P. ("Ranger Investments"). Anthony partnered with Sam Wyly to found Ranger Investments in 2002. Ranger Investments primarily manages small-cap equity portfolios for institutional investors. Prior to co-founding Ranger Investments, Anthony was a Partner and Managing Director of John

McStay Investment Counsel, most recently serving as their Chief Investment Officer. He was at McStay from 1990 to 2002. Throughout his tenure, he was responsible for portfolio management, research, new business development, and client service. Previously, Anthony was with Kidder, Peabody from 1979 to 1990. He began as an institutional broker and trader, and became a Vice President, Partner and the Director of Institutional Equities for the Southwest Region. Prior to joining Kidder, Peabody, he worked as an institutional broker at Dean Witter. From 1976 until 1978, Anthony worked at First International Investment Management in Dallas as an investment analyst, specializing in growth stocks, growth cyclicals and quantitative valuation methodologies. Anthony began his career as a portfolio manager for the W.C. Conner Fund at Texas Christian University, where he also earned his M.B.A. and B.A. degrees. Anthony is a past Adjunct Graduate Faculty member of Texas Christian University, where he taught Portfolio Management to M.B.A. students.

The target allocation for Anthony's portion of the portfolio is 20% of the Fund's assets. Ranger Investments manages portfolios with a growth oriented style. This investment approach is fundamentally driven, bottom-up and research intensive and attempts to bring in a high level of discipline by using a consistently applied and well defined decision-making process. The investment process begins with the search for rapidly growing, high-quality and high-recurring revenue model companies. Anthony believes these characteristics provide a good starting point for identifying good companies that generate consistent positive earnings growth, a key driver of stock prices. Research is entirely bottom-up with a focus on analysis of growth characteristics including predictable and growing revenues, earnings, cash flow, stable or expanding profit margins and high returns on capital, among other factors. These companies are often characterized by unique demand drivers and large markets with barriers to competition that provide scale that allows the company to expand market share, revenues and earnings. In addition to analyzing these factors, Anthony and his research team also prefer companies with strong balance sheets that are self-funding and that are run by experienced management with high integrity. As a growth manager, Anthony has a valuation sensitivity which assesses private market value, price-to-earnings ratios, and price-to-cash-earnings ratios. These ratios are typically compared to expected growth rates. In addition, Anthony generally requires that such ratios fall within their sustainable historical range. Anthony uses various risk management tools including a check list of risk factors and developments that require research to be updated. These risk factors tie into a "Suspect List," a proprietary selling discipline engineered to identify deteriorating companies before they become problem stocks. Ranger Investments believes that absolute adherence to a disciplined portfolio structure is of paramount importance in achieving the portfolio's objective.

MASTERS' SELECT EQUITY FUND
---------------------------

Effective October 29, 2003, Glen Bickerstaff and Leigh Crawford of TCW Investment Management Company will be added as a portfolio management team to the Masters' Select Equity Fund and Spiros Segalas of Jennison Associates LLC will be removed as a portfolio manager to the Fund.

The following information replaces the table on page 6 of the Prospectus:

                                                                         MARKET CAPITALIZATION
                        TARGET ASSET        INVESTMENT EXPERIENCE/       OF COMPANIES IN
INVESTMENT MANAGER      ALLOCATION          RELEVANT FUND EXPERIENCE     PORTFOLIO                STOCK-PICKING STYLE
-----------------------------------------------------------------------------------------------------------------------

GLEN BICKERSTAFF AND           20%          Over  20 years/TCW           Mostly mid and           High earnings
LEIGH CRAWFORD AND                          Galileo Select               large-sized              growth
TEAM                                        Equity Fund since            companies
                                            1998

-----------------------------------------------------------------------------------------------------------------------

CHRISTOPHER DAVIS/             20%          Over 10 years/ New           Mostly large             Growth at a
KENNETH FEINBERG                            York Venture Fund            companies                reasonable price
                                            since 1995

-----------------------------------------------------------------------------------------------------------------------

BILL D'ALONZO                  10%          Over 20 years/               Small and                High earnings
AND TEAM                                    Brandywine                   mid-sized                growth
                                            Fund since 1990              companies

-----------------------------------------------------------------------------------------------------------------------

MASON HAWKINS                  20%          Over 25 years/               All sizes, may have      Value and global,
                                            Longleaf Partners            up to 50% foreign        may invest up to
                                            Fund since 1987              stocks                   50% in foreign
                                                                                                  securities

-----------------------------------------------------------------------------------------------------------------------

BILL MILLER                    20%          Over 20 years/               All sizes but            Eclectic,
                                            Legg Mason Value             mostly large and         may invest in
                                            Trust since 1982             mid-sized companies      traditional value
                                                                                                  stocks or growth
                                                                                                  stocks

-----------------------------------------------------------------------------------------------------------------------

DICK WEISS                     10%          Over 25 years/               Small and mid-sized      Growth at a
                                            Strong Common                companies                reasonable price
                                            Stock Fund since
                                            1991

-----------------------------------------------------------------------------------------------------------------------

The information provided under the heading "Masters' Select Equity Fund Portfolio Managers" on page 32 with respect to Spiros Segalas and Jennison Associates LLC is replaced with the following:

GLEN BICKERSTAFF, LEIGH CRAWFORD AND TEAM
TCW Investment Management Company
865 S. Figueroa Street
Los Angeles, CA 91001

Glen Bickerstaff and Leigh Crawford are the co-portfolio managers for the segment of the Fund's assets run by TCW Investment Management Company, a member of the TCW Group ("TCW"). Bickerstaff, who has been in the investment business since 1980, is Vice Chairman of the Trust Company of the West and Group Managing Director, U.S. Equities. Bickerstaff joined TCW in 1998 and has run the TCW Galileo Select Equities Fund since joining the firm. Prior to joining TCW Bickerstaff spent 11 years at Transamerica Investment Services where he was a Vice President and Senior Portfolio Manager. There he ran a pooled equity portfolio, corporate pension assets, institutional accounts and the Transamerica Premier Equity Fund. Crawford has been in the investment business with TCW since 1994 and is a Managing Director, U.S. Equities. He was named co-manager of TCW Galileo Select Equities Fund in 2002. As of June 30, 2003, Bickerstaff, Crawford and their team managed approximately $16.9 billion across their flagship concentrated core growth stock portfolios.

Bickerstaff and Crawford manage approximately 20% of the Fund's assets. In picking stocks they focus primarily on mid- and large-cap companies that are market leaders in scalable businesses. These superior businesses typically demonstrate strong sales growth, increasing market share, and high and/or rising profit margins. Bickerstaff and Crawford seek to identify companies that have unique business franchise characteristics and a sustainable competitive advantage, such as a proprietary product, valuable intellectual property, low cost structure, or distribution advantages. They also seek to be aligned with management that has proven their ability to create shareholder value through skilled capital allocation. While bottom-up company research ultimately drives their stock selection, Bickerstaff and Crawford try to take advantage of major secular trends, such as the baby boomers' growing demand for financial services and health care products and the proliferation of technology. They are somewhat unique among growth managers in that their investment decisions are based on their long-term assessment of each business so that they don't have a "trader" mentality.

Bickerstaff and Crawford are growth investors but valuation plays a role in their investment process. In valuing a company they focus on the "cap rate," defined as the pre-tax cash flow generated by the business divided by its enterprise value (i.e., what it would cost to buy the entire business). However, they will pay up for businesses that they believe will deliver high cash flow growth rates over the long-term. Although Bickerstaff and Crawford will trim holdings when stock prices run up, they typically will not eliminate a holding due to valuation as long as the company's fundamentals continue to strengthen.

The table appearing under the heading "Multi-Manager Issues" on page 25 is replaced with the following (changes emphasized in boldface type):

Fund                                          Aggregate Annual Fee Rates Advisor
                                                 Pays to Investment Managers

Master's Select Equity Fund                                 0.695%
Masters' Select International Fund                          0.525%
Masters' Select Value Fund                                  0.675%
Masters' Select Smaller Companies  Fund                     0.710%

   PLEASE KEEP THIS SUPPLEMENT DATED OCTOBER 29 , 2003, WITH YOUR PROSPECTUS.
   --------------------------------------------------------------------------